General and Administrative Expenses (Details) - General and Administrative Expenses - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
General and Administrative Expenses
Personnel expenses	€ 16,960	€ 16,705
Contractor and consulting expenses	17,309	9,291
IT costs	9,857	8,642
Insurance premiums	1,484	1,667
Other miscellaneous expenses	€ 3,740	€ 2,981